Income Taxes (Reconciliations Of Differences Between Statutory Income Tax Rates And Effective Income Tax Rates) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Tax [Line Items]
Statutory income tax rate	40.90%	40.90%	40.90%
Non-deductible expenses	1.00%	1.80%	2.70%
Non-taxable income	(0.10%)	(0.10%)	0.00%
Change in valuation allowance	(1.70%)	1.50%	(22.40%)
Dividend of overseas subsidiaries	0.40%	0.70%	0.30%
Adjustment of estimated income tax accruals	(0.50%)	1.40%	(0.40%)
Unrecognized tax benefits	0.00%	(4.30%)
Tax credit	(1.10%)	(5.40%)	(1.40%)
Effect of tax rate changes	3.00%
Other, net	0.40%	(2.90%)	1.30%
Effective income tax rate	42.30%	33.60%	21.00%